Note 13 - Financial Instruments - Recurring Fair Value Measurements (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Derivative	$ 131,463	$ 184,392
Interest rate swap contract, long-term portion	0	200,636
Fair Value, Recurring [Member]
Derivative	131,463	184,392
Interest rate swap contract, long-term portion	88,519	200,636
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative	0	0
Interest rate swap contract, long-term portion	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative	131,463	184,392
Interest rate swap contract, long-term portion	88,519	200,636
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative	0	0
Interest rate swap contract, long-term portion	$ 0	$ 0